Financial Risk Management - Currency risk sensitivity analysis (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
NOK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect of 10% decrease	$ (1,782)	$ (2,561)
Effect of 10% increase	1,782	2,561
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect of 10% decrease	(4,035)	(160)
Effect of 10% increase	4,035	160
Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect of 10% decrease	(255)	(6,221)
Effect of 10% increase	$ 255	$ 6,221